Allowance for Loan Losses - Changes in the Amortized Yield for Purchased Credit Impaired Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Acquisition of impaired loans	$ 140
Accretion	(60)
Balance at end of period	$ 80